SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS During 2020, the Company acquired two companies for a total consideration of approximately $53,000.